Organization and Nature of operations (Details) - USD ($)	Oct. 24, 2022	Dec. 31, 2022
Business Acquisition
Common stock, shares authorized		431,000,000
Granite Ridge Common Stock
Business Acquisition
Common stock, shares authorized		431,000,000
Shares issues to existing GREP members upon business combination closing	130,000,000
ENPC Common Class A
Business Acquisition
Common stock shares converted	1
ENPC Common Class F
Business Acquisition
Common stock to be converted	1
Executive Network Partnering Corporation
Business Acquisition
Business acquisition, cash consideration transferred	$ 396,100,000
Warrants to be converted	1
Total aggregate investment by ENPC	$ 6,800,000
Executive Network Partnering Corporation | Granite Ridge Common Stock
Business Acquisition
Shares issues to existing GREP members upon business combination closing	130,000,000.0
Executive Network Partnering Corporation | ENPC Common Class A
Business Acquisition
Common stock, shares authorized	41,400,000
Common stock, shares outstanding	39,343,496
Business acquisition, redemption price per share	$ 10.07
Executive Network Partnering Corporation | ENPC Common Class A | ENPC Conversion Activity, Effective Time of Merger
Business Acquisition
Shares converted during merger	1,238,393
Converted shares subject to certain vesting provisions	371,518
Converted shares subject to certain vesting provisions, forfeitures	$ 220,348
Executive Network Partnering Corporation | ENPC Common Class F | ENPC Conversion Activity, Effective Time of Merger
Business Acquisition
Shares to-be converted during merger	495,357
Shares forfeited	220,348